SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                RULE 24-f NOTICE

                   (For FISCAL YEAR ENDED DECEMBER 31, 1996)

                                      UNDER
                       THE INVESTMENT COMPANY ACT of 1940




                       Anchor Resource and Commodity Trust
               (Exact Name of Registrant as specified in Charter)

               2717 Furlong Road, Doylestown, Pennsylvania 18901
                   (Address of Principal Executive Offices)


                             Peter K. Blume, Esquire
                     Yukevich, Blume, Marchetti & Zangrilli
                          One Gateway Center, 6th Floor
                          Pittsburgh Pennsylvania 15222
                     (Name and Address of Agent for service)

               Shares  of  Beneficial  Interest,  without  par  value
            (Title of Securities with respect to which Notice is filed)

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b) (1):

    (i) Fiscal year for which this Rule 24f-2 Notice is filed: Fiscal year ended December 31, 1996.

    (ii) Number of shares of beneficial interest of the Registrant registered under the Securities Act of 1933, other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, but which remained unsold at the beginning of such fiscal year: 0.

 (iii) Number of shares of beneficial interest of the Registrant registered during such fiscal year other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940: 0.

 (iv) Number of shares of beneficial interest of the Registrant sold during such fiscal year: 391,909.

 (v)Number of shares of beneficial interest of the Registrant sold during such fiscal year in reliance upon registration pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940: 391,909.

 2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

 3. Filing fees in the amount of $ 972.44 have been wired to the SEC account at Mellon Bank, Pittsburgh, PA

                                        ANCHOR RESOURCE AND COMMODITY TRUST

                                        By: CHRISTOPHER Y. WILLIAMS
                                           _____________________________
                                            Christopher Y. Williams
                                            Vice President
---------------------
The actual aggregate sales price for which such shares were sold was $ 3,853,096. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of securities redeemed by the Registrant(67,818 shares) was $ 644,043. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Section 24(e) (1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c) and to Section 6(b) of the Securities Act of 1933, the filing fee with respect to such shares is calculated as follows:$ 3,853,096 - $ 644,043 = $ 3,209,053. $ 3,209,053 x .00030303 = $ 972.44.